SCHEDULE OF TOTAL FUTURE MINIMUM LEASE PAYMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Operating lease commitments		¥ 485	¥ 46,729
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Operating lease commitments		328	13,404
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Operating lease commitments		¥ 157	¥ 33,325